UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-6115
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2019

Date of reporting period:  May 31, 2018

Item 1. Schedule of Investments.

Dearborn Partners Rising Dividend Fund
Schedule of Investments
May 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 89.31%
Air Freight & Logistics - 2.56%
United Parcel Service, Inc. - Class B	44,282	$5,142,026
Banks - 4.70%
Glacier Bancorp, Inc.	115,555	4,505,489
Prosperity Bancshares, Inc.	68,072	4,930,455
		9,435,944
Beverages - 2.29%
The Coca-Cola Co.	107,039	4,602,677
Biotechnology - 1.67%
Gilead Sciences, Inc.	49,700	3,349,780
Chemicals - 2.40%
Air Products & Chemicals, Inc.	29,786	4,807,758
Commercial Services & Supplies - 2.81%
Republic Services, Inc.	83,500	5,630,405
Diversified Telecommunication Services - 4.08%
AT&T, Inc.	124,105	4,011,074
Verizon Communications, Inc.	87,629	4,177,274
		8,188,348
Electric Utilities - 5.65%
NextEra Energy, Inc.	38,779	6,429,946
Xcel Energy, Inc.	107,673	4,901,275
		11,331,221
Health Care Equipment & Supplies - 6.58%
Becton Dickinson and Co.	26,708	5,918,226
Steris PLC (a)	70,263	7,296,110
		13,214,336
Hotels, Restaurants & Leisure - 4.71%
McDonald's Corp.	32,793	5,247,208
Starbucks Corp.	74,230	4,206,614
		9,453,822
Household Products - 1.90%
Kimberly-Clark Corp.	37,911	3,823,324
Industrial Conglomerates - 2.54%
3M Co.	25,893	5,106,876
Insurance - 8.27%
Arthur J. Gallagher & Co.	97,870	6,486,823
Assurant, Inc.	55,542	5,184,846
The Travelers Companies, Inc.	38,404	4,935,682
		16,607,351
IT Services - 7.19%
International Business Machines Corp.	30,000	4,239,300
Jack Henry & Associates, Inc.	41,235	5,156,849
MasterCard, Inc. - Class A	26,510	5,040,081
		14,436,230
Machinery - 4.67%
Illinois Tool Works, Inc.	37,598	5,402,833
Snap-on, Inc.	26,861	3,970,593
		9,373,426
Oil, Gas & Consumable Fuels - 3.26%
ONEOK, Inc.	96,000	6,543,360

Pharmaceuticals - 4.64%
Johnson & Johnson	39,124	4,680,013
Merck & Co, Inc.	77,920	4,638,578
		9,318,591
Semiconductors & Semiconductor Equipment - 8.97%
Analog Devices, Inc.	72,499	7,045,453
QUALCOMM, Inc.	79,909	4,644,311
Xilinx, Inc.	92,662	6,311,209
		18,000,973
Specialty Retail - 4.00%
Home Depot, Inc.	22,000	4,104,100
Ross Stores, Inc.	49,745	3,923,886
		8,027,986
Technology Hardware, Storage & Peripherals - 3.65%
Apple, Inc.	39,222	7,329,415
Textiles, Apparel & Luxury Goods - 2.77%
VF Corp.	68,571	5,565,222
TOTAL COMMON STOCKS (Cost $140,209,077)		179,289,071

MASTER LIMITED PARTNERSHIPS - 2.38%
Magellan Midstream Partners, L.P.	68,237	4,769,766
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $3,785,587)		4,769,766

REAL ESTATE INVESTMENT TRUSTS - 7.24%
American Tower Corp.	36,300	5,022,831
Digital Realty Trust, Inc.	48,000	5,159,040
Realty Income Corp.	81,449	4,341,232
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,762,011)		14,523,103

SHORT-TERM INVESTMENTS - 1.29%
Fidelity Investments Money Market Funds - Government Portfolio - Class I, 1.640% (b)	2,598,334	2,598,334
TOTAL SHORT-TERM INVESTMENTS (Cost $2,598,334)		2,598,334

Total Investments (Cost $159,355,009) - 100.22%		201,180,274
Liabilities in Excess of Other Assets - (0.22)%		(435,748)
TOTAL NET ASSETS - 100.00%		$200,744,526

Percentages are stated as a percent of net assets.

(a) Foreign issued security.
(b) Seven day yield as of May 31, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedule of investments.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved pricing service (“Pricing Service”).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield 2 method until maturity. Constant yield amortization takes into account the income that is produced on a debt security. This accretion/amortization type utilizes the discount rate used in computing the present value of all future principal and interest payments made by a debt instrument and produces an amount equal to the cost of the debt instrument.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee. FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of May 31, 2018.

	Level 1	Level 2	Level 3	Total

Common Stocks*	$179,289,071	$-	$-	179,289,071
Master Limited Partnerships	4,769,766	-	-	4,769,766
Real Estate Investment Trusts	14,523,103	-	-	14,523,103
Short-Term Investments	2,598,334	-	-	2,598,334
Total Investments in Securities	$201,180,274	$-	$-	$201,180,274

* For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

The Fund did not hold any investments during the reporting period with significant unobservable inputs which would be classified as Level 3. During the period ended May 31, 2018, there were no transfers between levels for the Fund. It is the Fund's policy to record transfers between levels as of the end of the reporting period. The Fund did not hold financial derivative instruments during the reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
   John Buckel, President

Date  7/13/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date  7/13/18

By (Signature and Title)* /s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date   7/13/18

* Print the name and title of each signing officer under his or her signature.